Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Merger

Shares issued in connection with the Company’s Merger on March 11, 2024:

Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	74,717
Shares issued to private rights	1,172
Conversion of the Lakeshore’s public shares and rights	26,337
Shares issued to service providers	26,717
Shares issued for commitment fee	5,114
Bonus shares issued to in connection with Lakeshore loans *	2,200
Bonus shares issued to in connection with NMI loans *	3,333
Conversion of NMI’s shares into the Company’s ordinary shares	742,416
Total shares outstanding	882,006

*	In connection with the Merger, the Company, Lakeshore and NMI further entered into a Letter Agreement on November 15, 2023, a total of 4,168 shares of the Company’s common stock will be issued upon closing of the Merger in connection with certain transactions relating to the Merger: (i) 1,667 shares to Tie (James) Li and 1,667 shares to Zhiyi (Jonathan) Zhang (or 3,334 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 417 shares to Tie (James) Li and 417 shares to Deyin (Bill) Chen (or 834 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 533 and 833 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore.

The shares were valued $300 per share, of which $1.0 million (3,334 shares awarded pertaining to loan guarantee for the Newtek loan) was expensed as finance expense in the Company consolidated statements of operations during the year ended December 31, 2024. $660,000 was expensed in Lakeshore’s statements of operations and carried over as retained deficit after the Merger. The shares in connection with the loans have been issued during the close of the Merger.

*	On April 10, 2023, Lakeshore entered into a standby equity purchase agreement (as amended by amendment No. 1 to the agreement dated June 12, 2023 and amendment No. 2 to the agreement dated December 11, 2023, the “SEPA”) with YA II PN, Ltd. (“Yorkville”). Pursuant to the SEPA, Lakeshore has the right, but not the obligation, to sell to Yorkville up to $60,000,000 of shares of common stock at Lakeshore’s request any time during the commitment period commencing on the sixth (6th) trading day following the date of closing of the reverse recapitalization and terminating on the earliest of (i) the first day of the month following the 36-month anniversary of the effective date and (ii) the date on which Yorkville will have made payment of any advances requested pursuant to the SEPA for the shares of common stock equal to the commitment amount of $60,000,000.

Shares issued in connection with the Company’s Merger on March 11, 2024:

Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	74,717
Shares issued to private rights	1,172
Conversion of the Lakeshore’s public shares and rights	26,337
Shares issued to service providers	26,717
Shares issued for commitment fee	5,114
Bonus shares issued to in connection with Lakeshore loans *	2,200
Bonus shares issued to in connection with NMI loans *	3,333
Conversion of NMI’s shares into the Company’s ordinary shares	742,416
Total shares outstanding	882,006

*	In connection with the Merger, the Company, Lakeshore and NMI further entered into a Letter Agreement on November 15, 2023, a total of 4,168 shares of the Company’s common stock will be issued upon closing of the Merger in connection with certain transactions relating to the Merger: (i) 1,667 shares to Tie (James) Li and 1,667 shares to Zhiyi (Jonathan) Zhang (or 3,334 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 417 shares to Tie (James) Li and 417 shares to Deyin (Bill) Chen (or 834 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 533 and 833 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore.

The shares were valued $300 per share, of which $1.0 million (3,334 shares awarded pertaining to loan guarantee for the Newtek loan) was expensed as finance expense in the Company consolidated statements of operations during the year ended December 31, 2024. $660,000 was expensed in Lakeshore’s statements of operations and carried over as retained deficit after the Merger. The shares in connection with the loans have been issued during the close of the Merger.

*	On April 10, 2023, Lakeshore entered into a standby equity purchase agreement (as amended by amendment No. 1 to the agreement dated June 12, 2023 and amendment No. 2 to the agreement dated December 11, 2023, the “SEPA”) with YA II PN, Ltd. (“Yorkville”). Pursuant to the SEPA, Lakeshore has the right, but not the obligation, to sell to Yorkville up to $60,000,000 of shares of common stock at Lakeshore’s request any time during the commitment period commencing on the sixth (6th) trading day following the date of closing of the reverse recapitalization and terminating on the earliest of (i) the first day of the month following the 36-month anniversary of the effective date and (ii) the date on which Yorkville will have made payment of any advances requested pursuant to the SEPA for the shares of common stock equal to the commitment amount of $60,000,000.

Schedule of Warrants Activity

The summary of warrants activity is as follows:

	Warrants Outstanding	Common Stock Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
			US$
December 31, 2024	1,631,025	1,631,025	$28.21	3.94
Adjustment	1,039,258	1,039,258	$0.47	4.37
Granted	-	-	$-	-
Forfeited	-	-	$-	-
Exercised	(1,839,023)	(1,839,023)	$0.47	-
March 31, 2025	831,260	831,260	$52.09	4.47

The summary of warrants activity is as follows:

	Warrants Outstanding	Common Stock Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
			US$
December 31, 2023	-	-	$-	-
Converted upon the reverse recapitalization	120,858	120,858	$345.00	4.19
Granted	2,044,492	2,044,492	$2.24	3.39
Forfeited	-	-	$-	-
Exercised	(534,326)	(534,326)	$0.49	-
December 31, 2024	1,631,025	1,631,025	$28.21	3.94